Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating revenues
Total operating revenues (note 6)	$ 5,765.0	$ 5,506.0
Operating expenses
Operating, maintenance and general	1,369.0	1,419.0
Provincial, state, and municipal taxes	330.0	317.0
Depreciation and amortization	902.0	881.0
Impairment charges	0.0	25.0
Total operating expenses	4,835.0	4,359.0
Income from operations	930.0	1,147.0
Income from equity investments (note 8)	143.0	149.0
Other income net (note 9)	93.0	708.0
Interest expense, net	611.0	679.0
Income before provision for income taxes	555.0	1,325.0
Income tax (recovery) expense (note 10)	(6.0)	341.0
Net income	561.0	984.0
Non-controlling interest in subsidiaries	1.0	1.0
Preferred stock dividends	50.0	45.0
Net income attributable to common shareholders	$ 510.5	$ 937.6
Earnings per common share (note 12)
Basic	$ 1.98	$ 3.78
Diluted	$ 1.98	$ 3.78
Weighted average shares of common stock outstanding (in millions) (note 12)
Basic	257.2	247.8
Diluted	257.6	248.2
Dividends per common share declared	$ 2.575	$ 2.4750
Regulated | Electric Revenue
Operating revenues
Total operating revenues (note 6)	$ 4,665.0	$ 4,442.0
Operating expenses
Fuel for generation and purchased power (notes 17 and 19)	1,763.0	1,420.0
Regulated | Gas Revenue
Operating revenues
Total operating revenues (note 6)	1,261.0	1,034.0
Operating expenses
Fuel for generation and purchased power (notes 17 and 19)	472.0	293.0
Non-Regulated
Operating revenues
Total operating revenues (note 6)	(161.0)	30.0
Non-Regulated | Electric Revenue
Operating expenses
Fuel for generation and purchased power (notes 17 and 19)	$ (1.0)	$ 4.0